Dividend Restrictions and Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Dividend Restrictions and Capital Requirements [Abstract]
Bankshares and the Bank's actual capital amounts and ratios

Bankshares and the Bank’s actual capital amounts and ratios are presented in the table below.

	Actual		For Capital Adequacy Purposes		To Be “Well Capitalized” Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2012:
Total Capital
(to Risk Weighted Assets):
Bankshares consolidated	$32,771	11.39%	$23,011	8.0%	$	N/A	N/A
Bank	34,005	11.85%	22,957	8.0%		28,696	10.0%
Tier 1 Capital
(to Risk Weighted Assets):
Bankshares consolidated	29,183	10.15%	11,505	4.0%		N/A	N/A
Bank	30,417	10.60%	11,478	4.0%		17,217	6.0%
Tier 1 Capital (Leverage)
(to Average Assets):
Bankshares consolidated	29,183	8.49%	13,756	4.0%		N/A	N/A
Bank	30,417	8.86%	13,729	4.0%		17,161	5.0%

	Actual		For Capital Adequacy Purposes		To Be “Well Capitalized” Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2011:
Total Capital
(to Risk Weighted Assets):
Bankshares consolidated	$31,318	11.24%	$22,282	8.0%	$	N/A	N/A
Bank	32,763	11.79%	22,237	8.0%		27,797	10.0%
Tier 1 Capital
(to Risk Weighted Assets):
Bankshares consolidated	27,837	9.99%	11,141	4.0%		N/A	N/A
Bank	29,281	10.53%	11,119	4.0%		16,678	6.0%
Tier 1 Capital (Leverage)
(to Average Assets):
Bankshares consolidated	27,837	8.12%	13,709	4.0%		N/A	N/A
Bank	29,281	8.56%	13,687	4.0%		17,109	5.0%